J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.28

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304725144	(redacted)	1115395	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results (redacted). Entity was incorporated in (redacted).	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/20/2025 Please see response from loan (redacted) with the same condition that was satisfied. "EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing."
06/17/2025 Legal counsel reviewed this on (redacted) with an additional search result attempt. No hit likely due to limited (redacted) party information and/or activity. Ok to proceed.
06/16/2025 Attached.	06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.
06/18/2025 Escalated to investor for review.
06/16/2025 Attached search, (redacted), does not match borrowing entity,  (redacted).
															--Finding remains. Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results (redacted). Entity was incorporated in (redacted).	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725144	(redacted)	1115407	06/12/2025	Credit	Final 1003 Application is Incomplete	APP 0002	3	1	Closed	Missing Loan Application, which includes property / rental / financial information, declarations, and the loan originator information. The (redacted) application consists of (redacted) parts: Business Purpose Borrower Application, Loan Application, and Guarantor Application. Loan file includes Business Purpose Borrower Application and Guarantor Application.	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/16/2025 Attached.	06/16/2025 Recd Loan Application.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725144	(redacted)	1115460	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. Loan number, (redacted), is inaccurate (redacted), actual loan number, (redacted).	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/16/2025 Attached.	06/16/2025 Recd revised EOI reflecting the subject loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116901	06/23/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing revised evidence of insurance reflecting the correct loan number, (redacted). EOI in file reflects loan number (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/25/2025 Attached.	06/25/2025 Recd revised EOI reflecting the correct loan number.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116902	06/23/2025	Credit	Missing Required Fraud Tool	CRED 0089	2	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results (redacted). Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/24/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304734111	(redacted)	1118620	07/03/2025	Compliance	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	2	2	Acknowledged	Missing evidence the Notice of Special Flood Hazard disclosure was provided to the borrower. Flood zone is AE (redacted).		Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified. ;		Client: 07/03/2025 EV2/B - Investor Acknowledged Exception.	Funded	B	B	B	B	B	B	B	B	B	B
(redacted)	305013276	(redacted)	1151943	12/01/2025	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	3	2	Acknowledged	Missing documented personal assets sufficient to cover the (redacted) months PITIA reserve requirements. Business assets were used to satisfy cash to close, however investor overlay does not allow the use of business funds to satisfy reserve requirements.		Verified housing payment history - Credit report reflects(redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted) and (redacted) months.; Verified credit history - Middle Credit Score 796 > 640 Minimum Required.;		01/16/2026 EV2/B Investor acknowledged exception based on the operating agreement reflecting guarantor as (redacted) owner of the entity listed on the business statements.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305013276	(redacted)	1151955	12/01/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing evidence of (redacted) liability insurance. -- Per guidelines, (redacted)L requires liability on all property loan transactions, but the type of liability coverage can be either Commercial General Liability or Premises Liability. Liability insurance regardless of the type required must be on the “occurrence” basis with a limit of not less than (redacted) per property is required.	02/06/2026	Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted), and (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	02/05/2026 confirmation of loss of use coverage and safeco insurance rating 02/04/2026 HOI	02/06/2026 Finding is cleared with the EOI previously posted, attached email from the insurer confirming loss of use covers rent loss, and insurer rating.
															02/05/2026 Finding is partially cleared with the attached EOI, (redacted) liability. Borrower changed insurers. Missing insurer rating,(redacted). Also missing confirmation from the insurer that the Loss of Use coverage of (redacted) covers rent loss.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013276	(redacted)	1151959	12/01/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing fraud report on the borrowing entity owner, (redacted), as required per guidelines.		Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted), and (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	01/22/2026 BACKGROUND REPORT	01/22/2026 EV2/B Finding is downgraded with the attached post-consummation dated background check.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305013276	(redacted)	1151964	12/01/2025	Credit	Missing personal guarantee(s).	NOTE 0062	3	1	Closed	UPDATED 3/11 NEW GUIDELINES: Missing personal guaranty, (redacted). Guaranty in file (redacted) -- Per guidelines,
- The guarantor must be an individual person and not a business entity;
- The guarantor must be a managing member or majority owner of the business entity. Each guarantor can own no less than (redacted) of the vesting business. A managing member must demonstrate that they have the authority to transact on behalf of the entity without approval from other members;
- The guarantor is subject to the same credit requirements and fraud checks as individual borrowers.

ORIGINAL EXCEPTION: Missing personal guaranty, (redacted). Guaranty in file (redacted). -- Per guidelines, (redacted) defines a Qualifying Guarantor as a warm body with ownership of the entity (at closing) that has a Guarantor Approval from (redacted).	03/23/2026	Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted) and (redacted) months.; Verified credit history - Middle Credit Score (redacted) >(redacted) Minimum Required.;	03/20/2026 personal guaranty 03/13/2026 Per the operating agreement, the registered agent name is(redacted), so the guaranty is correct. Please have condition cleared. 01/22/2026 PERSONAL GUARANTY	03/23/2026 Finding is cleared with the attached personal guaranty,(redacted).
03/16/2026 Disagree, the guarantor must be an individual person and not a business entity as per guidelines.
															01/22/2026 Missing personal guaranty, (redacted). Guaranty in file (redacted). -- Per guidelines, (redacted) defines a Qualifying Guarantor as a warm body with ownership of the entity (at closing) that has a Guarantor Approval from (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013276	(redacted)	1151965	12/01/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing investor acknowledgement for the foreign borrowing entity:
1) (redacted), registered in (redacted) with the subject property being located in (redacted).
											2) Borrowing entity, (redacted), is owned by another (redacted), (redacted), which is registered in (redacted).	03/11/2026	Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted) and (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	02/13/2026 layered vesting memo	03/11/2026 Recd new guidelines, do not address foreign entities. Refer to remaining CRED 0143 finding. 02/13/2026 Escalated to investor for review.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013276	(redacted)	1151966	12/01/2025	Credit	Entity Documentation is Insufficient	CRED 0143	4	2	Acknowledged	UPDATED 3/16 NEW INFORMATION: Borrowing entity, (redacted), is a layered entity. (redacted) is owned by > (redacted) that is owned by > (redacted).

(redacted): Articles, Amendment, Operating Agreement, and post-consummation dated background check reflecting (redacted) status was previously provided via stip presentment to the original finding. --Still missing EIN;

Per guidelines(redacted) Entity Identity Review Process - The following business entity documentation must be provided:
- Articles of Incorporation or Articles of Organization
- Corporate Bylaws and Corporate Resolutions
- Tax Identification Number
- Certificate of Good Standing
** Layered vesting will be reviewed on a case-by-case basis
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UPDATED 3/11 NEW GUIDELINES: Borrowing entity,(redacted), is a layered entity. (redacted) is owned by > (redacted) that is owned by > (redacted) that is owned by > (redacted).

(redacted): Articles, Amendment, Operating Agreement, and post-consummation dated background check reflecting (redacted) status was previously provided via stip presentment to the original finding. --Still missing EIN;

(redacted): Operating agreement and (redacted) in file. -- Still missing Articles and EIN. No fraud report was presented for this entity.

Per guidelines(redacted) Entity Identity Review Process - The following business entity documentation must be provided:
- Articles of Incorporation or Articles of Organization
- Corporate Bylaws and Corporate Resolutions
- Tax Identification Number
- Certificate of Good Standing
** Layered vesting will be reviewed on a case-by-case basis

Furthermore, (redacted) will ensure the individual signing on behalf of the borrowing entity has the authority to bind the entity. Confirmation of good standing status must be reviewed on state websites or through the corporate filing section of the entity background check to ensure borrowing counterparties are current on all state taxes and fees. Any entity must be in good standing and provide proper formation. See(redacted) Fraud Report.
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ORIGINAL EXCEPTION: Missing the following documentation for Trafalgar Investment Properties:
Certificate of Good Standing
Operating Agreement
W9 or EIN Letter
*This entity owns the qualifying entity, Kingsgate Group XI.	Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted) and (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	03/13/2026 Title did not require a certificate of foreign qualification. Please have escalated to investor to confirm if needed along with attached processor cert for exception to be made.

02/17/2026 operating agreement

02/13/2026 memo

01/22/2026 ENITYT DOCUMENTATION	03/16/2026 EV2/B - Investor Acknowledged Exception, Operating Agreement for (redacted) that shows (redacted) as owner.
03/16/2026 Recd (redacted) (redacted) (Active), Operating Agreement (redacted) (redacted), Operating Agreement (redacted) ((redacted)). -- Escalated to investor for review.
02/17/2026 Received operating agreement, (redacted), which is owned by (redacted). -- Finding remains. Missing the following documentation:

(redacted): Certificate of Foreign Qualification, formed in (redacted) and doing business in (redacted).

(redacted): Certificate of Good Standing, Certificate of Foreign Qualification, and (redacted) or EIN Letter.

(redacted): COGS, (redacted) or EIN Letter, and Certificate of Foreign Qualification.

Certificate of Good Standing to verified in both the state the (redacted) were formed and in the state the (redacted) conduct business as a foreign entity.
02/13/2026 Lender posted response,...TPR firm should still review the layered vesting docs to ensure that all other guidelines are met. -- Agree, missing the following documentation for (redacted): Certificate of Good Standing, Operating Agreement, Certificate of Foreign Qualification, and (redacted) or EIN Letter.
															01/22/2026 Finding is partially downgraded with the attached post-consummation dated background check reflecting corporate filing and businesses active status. -- Finding remains. Missing Operating Agreement and (redacted) or EIN Letter. *This entity owns the qualifying entity, (redacted).	Funded	D	B	D	B	D	B	D	B	D	B
(redacted)	305013276	(redacted)	1171437	03/11/2026	Credit	Missing Letter of Explanation	CRED 0104	3	2	Acknowledged	NEW 3/11 RECD NEW GUIDELINES - Missing LOE confirming the purpose of the borrowing entity, (redacted), is to manage real estate.

--Per guidelines, (redacted): Clients must ensure loans vested in an (redacted) are solely business-purpose loans for the purchase or refinance of an investment property. The following standards apply:
- Purpose of the (redacted) is for the ownership and management of real estate. An LOE or addendum to the operating agreement may be required to confirm the original purpose of the vesting entity.
Verified housing payment history - Credit report reflects (redacted) open mortgage and (redacted) home equity loan satisfactorily rated (redacted) and (redacted) months.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;	03/13/2026 Operating agreement is showing the business purpose. please have condition cleared.	03/18/2026 EV2/B - Investor Acknowledged Exception.
															03/16/2026 Business Purpose per operating agreement, The purpose of the (redacted) is to engage in any lawful activities for which a (redacted) may be organized under the Statute. Per guidelines, Purpose of the (redacted) is for the ownership and management of real estate. An LOE or addendum to the operating agreement may be required to confirm the original purpose of the vesting entity.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305013284	(redacted)	1154113	12/11/2025	Credit	Missing Payoff/Demand Statement	DMND 0003	3	1	Closed	Missing (redacted) payoff (redacted). The loan being paid off is cross collateralized, so only a portion of the loan was to be paid. Missing confirmation of amount to be paid for full lien release on subject title.	03/03/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;	03/02/2026 payoff	03/03/2026 Finding is cleared with the attached copy of the payoff.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013284	(redacted)	1154130	12/11/2025	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	3	2	Acknowledged	Missing documented personal assets sufficient to cover the (redacted) months PITIA reserve requirements. Business assets from the non-borrowing entity were documented, however investor overlay does not allow the use of business funds to satisfy reserve requirements.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;		01/16/2026 EV2/B Investor acknowledged exception based on the operating agreement reflecting guarantor as (redacted) owner of the entity listed on the business statements.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305013284	(redacted)	1154131	12/11/2025	Credit	Missing evidence of property management experience	CRED 0039	3	1	Closed	Missing evidence of property management experience. No property track record in file. Subject property is currently vacant, thus no lease or property management agreement.	03/17/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted), and (redacted)months.;		Recd new GL, first time investor only limited to multi-family thus finding removed.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013284	(redacted)	1154132	12/11/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing fraud report on the borrowing entity owner, (redacted), as required per guidelines.	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;	02/13/2026 memo 01/22/2026 background check	02/13/2026 1/22/2026 - EV2/B Finding is downgraded with the attached post-consummation dated background check.
															01/22/2026 EV2 Finding is downgraded with the attached post-consummation dated background check.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305013284	(redacted)	1154134	12/11/2025	Credit	Entity Documentation is Insufficient	CRED 0143	4	2	Acknowledged	UPDATED 3/17 NEW GUIDELINES: Borrowing entity, (redacted), is a layered entity. (redacted) is owned by > (redacted) that is owned by > (redacted).

(redacted): Articles, Amendment, Operating Agreement, and post-consummation dated background check reflecting (redacted) status was previously provided via stip presentment to the original finding. --Still missing EIN;

Per guidelines (redacted) Entity Identity Review Process - The following business entity documentation must be provided:
- Articles of Incorporation or Articles of Organization
- Corporate Bylaws and Corporate Resolutions
- Tax Identification Number
- Certificate of Good Standing
** Layered vesting will be reviewed on a case-by-case basis
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ORIGINAL EXCEPTION: Missing the following documentation for(redacted): Certificate of Good Standing, Operating Agreement, Certificate of Foreign Qualification, and (redacted) or EIN Letter. The entity was filed in (redacted) and the subject property is located in (redacted). NOTE: Qualifying Guarantor resides in (redacted) and Borrowing Entity was filed in (redacted). *This entity owns the qualifying entity, (redacted).	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;	03/16/2026 Title did not require a certificate of foreign qualification. Please have escalated to investor to confirm if needed along with attached processor cert for exception to be made.

02/13/2026 misc

01/22/2026 good standing is showing on background report	03/17/2026 03/17/2026 EV2/B - Investor Acknowledged Exception, Operating Agreement for (redacted) that shows (redacted) as owner (Refer to related loan (redacted)).
02/13/2026 Lender posted response,...TPR firm should still review the layered vesting docs to ensure that all other guidelines are met. -- Agree, missing the following documentation for (redacted): Certificate of Good Standing, Operating Agreement, Certificate of Foreign Qualification, and (redacted) or EIN Letter.
															01/22/2026 Finding is partially downgraded with the attached post-consummation dated background check with corporate filing information that confirms the businesses active status. -- Finding remains. Missing Operating Agreement, Certificate of Foreign Qualification, and (redacted) or EIN Letter. The entity was filed in (redacted) and the subject property is located in (redacted). *This entity owns the qualifying entity, (redacted).	Funded	D	B	D	B	D	B	D	B	D	B
(redacted)	305013284	(redacted)	1154135	12/11/2025	Credit	Missing personal guarantee(s).	NOTE 0062	3	1	Closed	UPDATED 3/17 NEW GUIDELINES: : Missing personal guaranty, (redacted). Guaranty in file (redacted). --

Per guidelines,
- The guarantor must be an individual person and not a business entity;
- The guarantor must be a managing member or majority owner of the business entity. Each guarantor can own no less than (redacted) of the vesting business. A managing member must demonstrate that they have the authority to transact on behalf of the entity without approval from other members;
The guarantor is subject to the same credit requirements and fraud checks as individual borrowers.
--
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ORIGINAL EXCEPTION: Missing personal guaranty, (redacted). Guaranty in file (redacted) . -- Per guidelines,(redacted) defines a Qualifying Guarantor as a warm body with ownership of the entity (at closing) that has a Guarantor Approval from (redacted)l.	03/23/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;	03/20/2026 personal guaranty 01/22/2026 guaranty	03/23/2026 Finding is cleared with the attached personal guaranty, (redacted).
															01/22/2026 Attached personal guaranty is for (redacted). -- Finding remains. Missing personal guaranty, (redacted). -- Per guidelines, (redacted) defines a Qualifying Guarantor as a warm body with ownership of the entity (at closing) that has a Guarantor Approval from (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013284	(redacted)	1154137	12/11/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing evidence of (redacted) liability insurance. -- Per guidelines, (redacted) requires liability on all property loan transactions, but the type of liability coverage can be either Commercial General Liability or Premises Liability. Liability insurance regardless of the type required must be on the "occurrence" basis with a limit of not less than (redacted) per property is required.	02/06/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;	02/05/2026 confirmation of loss of use coverage and safeco insurance rating. 02/04/2026 hoi	02/06/2026 Finding is cleared with the EOI previously posted, attached email from the insurer confirming loss of use covers rent loss, and insurer rating.
															02/05/2026 Finding is partially cleared with the attached EOI, (redacted) liability. Borrower changed insurers. Missing insurer rating, (redacted). Also missing confirmation from the insurer that the Loss of Use coverage of (redacted) covers rent loss.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013284	(redacted)	1154146	12/11/2025	Credit	Guideline Exception(s)	GIDE 0001	3	1	Closed	Missing Certificate of Foreign Qualification, (redacted). Entity was filed in the state of (redacted) and the subject is located in (redacted). NOTE: Qualifying guarantor resides in (redacted). Per guidelines, Entity Borrower Approval Submission Documentation: Formation and Managing Documents (redacted) - Certificate of Foreign Qualification (if operating in states other than state of formation)	03/17/2026	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;	03/16/2026 Title did not require certificate of foreign qualification. Please have cleared. 01/22/2026 ENTITY DOCUMENTATION	03/17/2026 03/11/2026 Recd new guidelines, do not address foreign entities. Refer to remaining CRED 0143 finding.
															01/22/2026 Documentation provided for (redacted) is insufficient to satisfy the finding. -- Finding remains. Missing Certificate of Foreign Qualification, (redacted). Entity was filed in the state of (redacted) and the subject is located in (redacted). Per guidelines, Entity Borrower Approval Submission Documentation: Formation and Managing Documents (redacted) - Certificate of Foreign Qualification (if operating in states other than state of formation)	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013284	(redacted)	1172479	03/18/2026	Credit	Missing Letter of Explanation	CRED 0104	3	2	Acknowledged	NEW RECD NEW GUIDELINES - Missing LOE confirming the purpose of the borrowing entity, (redacted), is to manage real estate.

--Per guidelines, (redacted): Clients must ensure loans vested in an (redacted) are solely business-purpose loans for the purchase or refinance of an investment property. The following standards apply: Purpose of the (redacted) is for the ownership and management of real estate. An LOE or addendum to the operating agreement may be required to confirm the original purpose of the vesting entity.
													Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified credit history - Credit report reflects four open mortgages satisfactorily rated (redacted) and (redacted) months.;		03/18/2026 EV2/B - Investor Acknowledged Exception.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305027010	(redacted)	1155756	12/19/2025	Compliance	Scrivener's Error	NOTE 0060	3	2	Acknowledged	The city is spelled incorrectly on the Note. The Note reflects the subject property city as (redacted), per the Appraisal and the tax certificate the city is (redacted).	Verified reserves - (redacted) months reserves or (redacted)required, (redacted) months reserves or (redacted) verified.; Verified credit history - FICO (redacted), minimum required (redacted).;	01/09/2026 Initialed corrected pg (redacted). Original is on the way back to our office and will be mailed to you once we receive it.
01/08/2026 Scrivener's affidavit and intent to record. Waiting for note to be initialed.	01/09/2026 EV2/B - Finding is downgraded with the attached corrected Note with correction initialed by the borrower and scriveners affidavit of correction previously provided.
															01/09/2026 Finding is partially cleared with the attached scriveners affidavit of correction. -- Finding can be cleared upon receipt of the corrected initialed Note.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305069059	(redacted)	1173411	03/24/2026	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	3	2	Acknowledged	Missing (redacted) months documented reserves. No personal assets were documented in file. Investor overlay does not allow the use of business assets to be used for reserves. The only assets documented is from the guarantors non-borrowing entity business account, (redacted).			03/26/2026 see attached	03/26/2026 EV2/B - Investor Acknowledged Exception	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305069061	(redacted)	1173738	03/26/2026	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	TRID 0121	3	1	Closed	Missing COC for decrease in General Lender Credits on CD issued (redacted). -- The sum of non-specific (lump sum) lender credits and specific lender credits (redacted) has decreased from the amount disclosed on the Loan Estimate sent on (redacted), (redacted). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (redacted)
											The sum of non-specific (lump sum) lender credits and specific lender credits (redacted) has decreased from the amount disclosed on the Loan Estimate sent on (redacted), (redacted). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (redacted).	04/08/2026		04/07/2026 see attached 04/08/2026	04/08/2026 Finding is cleared with the attached COC, Lock updated to reflect cost of rural property lowering the credit.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305066791	(redacted)	1173922	03/27/2026	Credit	Seller Contributions exceed 2%	CRED 0081	2	2	Acknowledged	The seller concessions of (redacted) exceed the max allowed concessions of (redacted). Per the guidelines, for investment property transactions, the property seller and/or interested parties may contribute up to (redacted). The final HUD (redacted) confirms the borrower received seller credit in the amount of (redacted) or (redacted) of the purchase price of (redacted). The file included an approved exception citing compensating factors of DSCR >(redacted), (redacted) months of reserves and (redacted) years + of on time mortgage history.	Verified reserves - (redacted) mths verified reserves w/a minimum requirement of (redacted).
; Verified housing payment history - (redacted) mortgage history for (redacted) months.
; Verified credit history - Middle Credit Score (redacted) >(redacted) Min Required.;	03/27/2026 EV2/B - Lender Acknowledged Exception, Allowed Interested Part Contribution up to (redacted). These exception(s) were made based on the following compensating factors:
DSCR above (redacted)
(redacted) months + of reserves
															(redacted) years + of on time mortgage history	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305066791	(redacted)	1173925	03/27/2026	Credit	Asset Documentation is Insufficient	CRED 0083	3	1	Closed	The file is missing evidence the funds to close came from the (redacted) Accounts (redacted) documented. The loan approval (redacted) requires borrower to provide proof of receipt of (redacted) account is being used at close, proof of payment direct to escrow will be required. The file included a wire receipt (redacted) confirming funds in the amount of (redacted) from (redacted). The file did not include documentation of an account ending with (redacted).	05/05/2026	Verified reserves - (redacted) mths verified reserves w/a minimum requirement of (redacted).
; Verified housing payment history - (redacted) mortgage history for (redacted) months.
; Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	05/04/2026 see attached stmt 04/14/2026 Wire explanation 04/08/2026 Wire	05/05/2026 Finding is cleared with the updated asset statement.
04/14/2026 Borrower has multiple accounts at (redacted). Wire of (redacted) > (redacted) balance in (redacted) as of (redacted). Missing updated (redacted) statement.
															04/08/2026 Attached wire notification indicates funds came from (redacted). The file did not include documentation of an account ending with (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305073476	(redacted)	1174981	04/03/2026	Credit	Missing personal guarantee(s).	NOTE 0062	3	1	Closed	Missing personal guaranty, (redacted). Guarantor signed the Note as managing member, not individually.	04/07/2026		04/07/2026 Personal Guaranty	04/07/2026 Finding is cleared with the attached guaranty.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305073476	(redacted)	1175005	04/03/2026	Credit	Entity Documentation is Insufficient	CRED 0143	4	2	Acknowledged	Missing member signed amendment to the operating agreement amending the entity name to (redacted). Borrowing entity,(redacted), but the operating agreement reflects (redacted).			04/14/2026 Attached is the corrected operating agreement. It was previously misspelled.	04/14/2026 EV2/B - Finding is downgraded with the attached newly executed operating agreement, business name updated to (redacted).	Funded	D	B	D	B	D	B	D	B	D	B
(redacted)	305096744	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	305089963	(redacted)			No Finding	No Finding			1	No Finding	No Finding					Funded	A	A	A	A	A	A	A	A	A	A